Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Stock	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Loss ("AOCL")	Retained Earnings	Non- Controlling Interest
Balance at Dec. 31, 2016	$ 6,845	$ 4,738	$ 709	$ 75	$ 135	$ 1,076	$ 112
Net income	299	0	0	0	0	294	5
Other Comprehensive Income (Loss), Net of Tax	(305)	0	0	0	(300)	0	(5)
Issuance of stock, net of issuance costs	686	686	0	0	0	0	0
Cash dividends declared on preferred stock	(28)	0	0	0	0	(28)	0
Cash dividends declared on common stock	(451)	0	0	0	0	(451)	0
Common stock issued under purchase plan	173	173	0	0	0	0	0
Non-controlling interest investment	(14)	0	0	0	0	0	(14)
Other	(5)	1	0	0	0	0	(6)
Stock-based compensation	4	3	0	1	0	0	0
Balance at Dec. 31, 2017	7,204	5,601	709	76	(165)	891	92
Net income	747	0	0	0	0	746	1
Other Comprehensive Income (Loss), Net of Tax	506	0	0	0	503	0	3
Issuance of preferred stock, net of after-tax issuance costs	295	0	295	0	0	0	0
Cash dividends declared on preferred stock	(36)	0	0	0	0	(36)	0
Cash dividends declared on common stock	(528)	0	0	0	0	(528)	0
Common stock issued under purchase plan	191	191	0	0	0	0	0
Non-controlling interest investment	(25)	22	0	6	0	0	(53)
Other	4	2	0	2	0	2	(2)
Balance at Dec. 31, 2018	$ 8,358	$ 5,816	$ 1,004	$ 84	$ 338	$ 1,075	$ 41